Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES TRUST

ProShares S&P 500 Aristocrats ETF (the “Fund”)

Supplement dated September 23, 2014

to the Fund’s summary prospectuses and statutory prospectus each dated October 7, 2013,

as supplemented and to the Fund’s Statement of Additional Information dated October 1, 2013, as supplemented

Effective October 1, 2014, the Fund will be renamed ProShares S&P 500 Dividend Aristocrats ETF.

Please retain this supplement for future reference.